Retirement Benefit Obligations - Components of net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 127	$ 346	$ 213
Other comprehensive (income)/loss	82	(806)	(538)
Total comprehensive (income)/loss	209	(460)	(325)
Pension Benefits
Disclosure of defined benefit plans [line items]
Service cost	0	0	0
Administrative expenses	87	279	170
Net interest cost	(16)	11	4
Post-employment benefit expense in profit or loss, defined benefit plans	71	290	174
Other comprehensive (income)/loss	(37)	(856)	(232)
Total comprehensive (income)/loss	34	(566)	(58)
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Service cost	3	3	4
Administrative expenses	0	0	0
Net interest cost	53	53	35
Post-employment benefit expense in profit or loss, defined benefit plans	56	56	39
Other comprehensive (income)/loss	119	50	(306)
Total comprehensive (income)/loss	$ 175	$ 106	$ (267)